Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the unaudited condensed financial statements were issued and determined that there have been no events that have occurred other than those mentioned below, that would require adjustments to the disclosures of the unaudited condensed financial statements.

On July 7, 2022, The board of directors of CHW Acquisition Corporation, through an extraordinary general meeting has approved, (i) the domestication of CHW as a Delaware corporation (the “Domestication”) and (ii) the Business Combination Agreement, dated as of February 2, 2022, by and among CHW, Wag Labs, Inc., a Delaware corporation (“Wag!” ),. Wag! is a leading provider of access to pet care services. In connection with the transactions contemplated by the Business Combination Agreement (the “Business Combination”), the Company will be renamed “Wag! Group Co.” (referred to herein as “New Wag!”).

On July 14, 2022, the Company entered into an agreement with Chardan Capital Markets to render financial advisory and investment banking services in connection with the Company’s business combination with Wag Labs, Inc. Pursuant to the agreement, Chardan Capital Markets is to receive a contingent fee of $400,000, payable at payable at the earlier of (i) the closing of the Transaction from the closing flow-of-funds or (ii) 14 calendar days after the Company’s shareholder meeting approving the Transaction.

Pursuant to a certain Underwriting Agreement, dated August 30, 2021, by and between Wag! Group Co. (f/k/a CHW Acquisition Corporation the “Company”), and Chardan Capital Markets, LLC (“Chardan”), Chardan holds 56,250 shares (the “Shares”) of common stock, $0.0001 par value per share, of the Company (“Common Stock”). On August 8, 2022, Chardan agreed to forfeit 50,000 Shares upon the consummation of the Company’s initial business combination with Wag Labs, Inc.

On August 5, 2022, the Company entered into Forward Share Purchase Agreements (each, a “Forward Purchase Agreement” and collectively, the “Forward Purchase Agreements”), with each of Milton Arbitrage Partners, LLC, MMCAP International Inc. SPC, Nautilus Master Fund, L.P. and Polar Multi-Strategy Master Fund (each, an “Investor” and collectively, the “Investors”) pursuant to which, on the three month anniversary of the date of the closing of the Company’s Business Combination (as defined below), the Investors may elect to sell and transfer to the Company, and the Company will purchase, in the aggregate up to 2,393,378 shares of common stock of the Company, par value $0.0001 per share (the “Investor Shares”), consisting of shares of common stock then held by the Investors and not sold and repurchased by the Investor since the closing of the Business Combination. The Company will acquire the Investor Shares at a price of $10.30 per share (the “Shares Purchase Price”). In exchange for the Company’s commitment to purchase the Investor Shares on the Put Date, each Investor agreed that it will not request redemption of any of the Investor Shares in conjunction with the Company’s shareholders’ approval of the Business Combination, or tender the Investor Shares to the Company in response to any redemption or tender offer that the Company may commence for its ordinary shares.

On October 27, 2021, the Company entered into an agreement with Ernst and Young LLP for due diligence services related to the Business Combination, pursuant to which the Company paid Ernst and Young LLP a fee of $155,082 after the consummation of the Business Combination.

On August 9, 2022, the parties to the Business Combination Agreement completed the Business Combination (See Note 1). Holders of 9,593,970 Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $10.03 per share, for an aggregate redemption amount of approximately $96.2 million. The per share redemption price of approximately $10.03 for public shareholders electing redemption was paid out of the Trust Account.

Note 10 — Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were issued and determined that there were no subsequent events that would require adjustment or disclosure except for the following.

On February 2, 2022, the Company, CHW Merger Sub Inc., a Delaware corporation and wholly owned direct subsidiary of the Company and Wag Labs, Inc., a Delaware corporation, entered into a Business Combination Agreement.

The Business Combination will be effected in two steps: (i) on the Domestication Closing Date, CHW will domesticate as a Delaware corporation; and (ii) on the Acquisition Closing Date, Merger Sub will merge with and into Wag, with Wag surviving the merger as a wholly owned subsidiary of New Wag.

Concurrently with the Domestication, CHW will adopt and file a certificate of incorporation with the Secretary of State of the State of Delaware, pursuant to which CHW will change its name to Wag! Group Co. and adopt bylaws. At least one business day, but no more than two business days, after the Domestication, and no later than three business days following the satisfaction or waiver of the conditions set forth in the Business Combination Agreement (other than those conditions that by their nature are to be satisfied at the Acquisition Closing, but subject to the satisfaction or waiver of those conditions at such time), the Acquisition Merger will be consummated by the filing of a certificate of merger with the Secretary of State of the State of Delaware.

In connection with entering into the Business Combination Agreement, on February 2, 2022, CHW entered into Subscription Agreements (the “Subscription Agreements”) with qualified institutional buyers (the “PIPE and Backstop Investors”), pursuant to which, among other things, the PIPE and Backstop Investors agreed to purchase an aggregate of 500,000 shares of common stock of CHW following the Domestication and immediately prior to the Acquisition Merger at a cash purchase price of $10.00 per share, resulting in aggregate proceeds of $5,000,000 million; provided, however, if the PIPE and Backstop Investors acquire shares of common stock of CHW in the open market between the date of the Subscription Agreements and the close of business on the third trading day prior to the special meeting of CHW’s shareholders called in connection with the Business Combination, then the required purchase amount shall be reduced on a share-for-share basis by the number of shares of common stock of CHW so acquired in the open market (the “PIPE and Backstop Investment”).

In connection with the execution of the Business Combination Agreement, on February 2, 2022, the Sponsor, Mark Grundman and Jonah Raskas (collectively, the “CHW Founder Shareholders”) entered into that certain letter agreement (the “CHW Founders Stock Letter”) with CHW and Wag!, pursuant to which, among other things, CHW, Wag!, and the CHW Founder Shareholders agreed, with respect to 360,750 Founder Shares (as defined below) (the “Forfeiture Shares”), during the period commencing on the date of the Business Combination Agreement and ending on the earlier of (A) the date that is three years after the Acquisition Closing, (B) the date on which the Forfeiture Shares are no longer subject to forfeiture, (C) subsequent to the Acquisition Closing, the consummation of a liquidation, merger, share exchange or other similar transaction that results in all of the New Wag! stockholders having the right to exchange their shares for cash, securities or other property, and (D) the valid termination of the Business Combination Agreement, the Sponsor will not to (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase, or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the rules and regulations of the SEC promulgated thereunder with respect to, any Forfeiture Shares, (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Forfeiture Shares, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise or (iii) publicly announce any intention to effect any transaction specified in clauses (i) or (ii), subject to certain exceptions.

Wag! has delivered to CHW the Stockholder Support Agreement, dated February 2, 2022 (the “Stockholder Support Agreement”), pursuant to which, among other things, the Key Wag! Stockholders, whose ownership interests collectively represent the outstanding Wag! common stock and Wag! preferred stock (voting on an as-converted basis) sufficient to approve the Business Combination on behalf of Wag!, will agree to support the approval and adoption of the transactions contemplated by the Business Combination Agreement, including agreeing to execute and deliver the requisite consent of Wag!’s stockholders holding shares of Wag! common stock and Wag! preferred stock sufficient under the Delaware General Corporation Law and Wag!’s certificate of incorporation and bylaws to approve the Business Combination Agreement and the Business Combination, in the form of a written consent executed by the Key Wag! Stockholders, within 48 hours of the Registration Statement on Form S-4 filed with the SEC in connection with the Business Combination becoming effective. The Stockholder Support Agreement will terminate upon the earliest to occur of (a) the Acquisition Merger Effective Time, (b) the date of the termination of the Business Combination Agreement, and (c) the effective date of a written agreement of CHW, Wag!, and the Wag! stockholders party thereto terminating the Stockholder Support Agreement (the “Expiration Time”). The Key Wag! Stockholders also agreed, until the Expiration Time, to certain transfer restrictions (excluding the Conversion).

In connection with entering into the Business Combination Agreement, on February 2, 2022, CHW entered into a definitive commitment letter (the “Commitment Letter”) with Blue Torch Capital LP (together with its affiliated funds and any other parties providing a commitment thereunder, including any additional lenders, agents, arrangers or other parties joined thereto after the date thereof, collectively, the “Debt Financing Sources”), pursuant to which, among other things, the Debt Financing Sources agreed to fund a $30 million senior secured term loan credit facility (the “Credit Facility”). The closing and funding of the Credit Facility will occur in connection with the closing of the transactions contemplated by the Business Combination Agreement, subject to the satisfaction or waiver of the conditions to funding set forth in the Commitment Letter. Upon closing, Wag! will be the primary borrower under the Credit Facility, New Wag! will be a parent guarantor and substantially all of Wag!’s existing and future subsidiaries will be subsidiary guarantors (subject to certain customary exceptions). The Credit Facility will be secured by a first priority security interest in substantially all assets of Wag! and the guarantors (subject to certain customary exceptions).